Deferred income tax assets and liabilities (Movements in deferred income tax liabilities without taking into consideration offsetting) (Detail) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of deferred income tax assets and liabilities [line items]
Beginning of the year	¥ (3,911,067)	¥ (4,821,747)
Business combination		16,000
Credited/(charged) to profit or loss	287,743	889,407
Charged to other comprehensive income	(103,819)	432
Currency translation differences	32,216	36,841
End of the year	(3,694,927)	(3,911,067)
Hedging reserve [member]
Disclosure of deferred income tax assets and liabilities [line items]
Charged to other comprehensive income	(104,295)
End of the year	(104,295)
Fair value gains [member]
Disclosure of deferred income tax assets and liabilities [line items]
Beginning of the year	(6,299)	(6,731)
Charged to other comprehensive income	476	432
End of the year	(5,823)	(6,299)
Amortization of land use rights [member]
Disclosure of deferred income tax assets and liabilities [line items]
Beginning of the year	(906,650)	(946,676)
Credited/(charged) to profit or loss	116,517	40,728
Currency translation differences		(702)
End of the year	(790,133)	(906,650)
Depreciation [member]
Disclosure of deferred income tax assets and liabilities [line items]
Beginning of the year	(2,174,844)	(2,997,191)
Business combination		16,000
Credited/(charged) to profit or loss	260,875	833,864
Currency translation differences	3,107	4,483
End of the year	(1,910,862)	(2,174,844)
Power generation licence [member]
Disclosure of deferred income tax assets and liabilities [line items]
Beginning of the year	(672,347)	(705,407)
Currency translation differences	29,109	33,060
End of the year	(643,238)	(672,347)
Mining rights [member]
Disclosure of deferred income tax assets and liabilities [line items]
Beginning of the year	(129,383)	(129,383)
End of the year	(129,383)	(129,383)
Territorial water use right [member]
Disclosure of deferred income tax assets and liabilities [line items]
Beginning of the year	(2,409)	(2,409)
Credited/(charged) to profit or loss	2,409
End of the year		(2,409)
Right of use assets [member]
Disclosure of deferred income tax assets and liabilities [line items]
Beginning of the year	(4,779)	(120)
Credited/(charged) to profit or loss	(5,843)	(4,659)
End of the year	(10,622)	(4,779)
Others
Disclosure of deferred income tax assets and liabilities [line items]
Beginning of the year	(14,356)	(33,830)
Credited/(charged) to profit or loss	(86,215)	19,474
End of the year	¥ (100,571)	¥ (14,356)